Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums receivable from underwriting activities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 23.0	$ 16.2	$ 5.2
Charged to Costs and Expenses	11.0	6.8	11.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	34.0	23.0	16.2
Reinsurance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	0.0	0.0	0.0
Charged to Costs and Expenses	0.0
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	$ 0.0	$ 0.0	$ 0.0